UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PRS International Investment Advisory Services Inc.
Address: 801 Brickell Ave., 16th Floor

         Miami, Fl.  33131

13F File Number:  28-10997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Frank G. Llaca  Jr., Esq.
Title:     General Counsel
Phone:     305-381-8340

Signature, Place, and Date of Signing:

     Frank G. Llaca Jr., Esq.     Miami, Fl/USA     May 13, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $13,992 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Agere Systems                  Common Stock     00845V100      117    81800 SH       SOLE                    81800
Assurant Inc.                  Preferred Stock  349573AA3      797      750 SH       SOLE                      750
Boston Scientific Corp.        Common Stock     101137107      527    18000 SH       SOLE                    18000
Calpine 5.50% Pref             Preferred Stock  13134E309     1950    40000 SH       SOLE                    40000
Conextant Systems              Common Stock                    334   222600 SH       SOLE                   222600
Finisar Corp.                  Common Stock     31787A101      222   177900 SH       SOLE                   177900
Forest Labs Inc                Common Stock     345838106      333     9000 SH       SOLE                     9000
Insurance Group of America     Preferred Stock  759351307     2280    40000 SH       SOLE                    40000
JDS Uniphase Corp.             Common Stock     46612J101       42    25000 SH       SOLE                    25000
Merk & Co.                     Common Stock                    317     9800 SH       SOLE                     9800
Nasdaq-100 Trust, Ser. 1       Common Stock     631100104      914    25000 SH       SOLE                    25000
Nastech Pharmaceutical Co      Common Stock     631728409      247    25000 SH       SOLE                    25000
Nortel Networks                Common Stock                     79    29000 SH       SOLE                    29000
Pioneer Standard               Preferred Stock  723879300     2510    40000 SH       SOLE                    40000
Primus Telecomunications Group Common Stock     741929103      108    68800 SH       SOLE                    68800
Safeguard Scientific           Common Stock                    184   129400 SH       SOLE                   129400
Six Flags 7 1/4 08/15/09 PFD   Preferred Stock  83001p505     1300    64200 SH       SOLE                    64200
Solectron                      Common Stock     834182107      279    80500 SH       SOLE                    80500
Southwest Airlines             Common Stock                   1452   102000 SH       SOLE                   102000